SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16. SEGMENT REPORTING

The Company operates in one operating segment, and therefore one reportable segment, and is focused on the global discovery, development and commercialization of proprietary therapeutics. The Company’s business activities are managed on a consolidated basis through the development and potential commercialization of pharmaceutical products, which are aimed at the global market in the event that products are successful in receiving regulatory approvals. Our determination that we operate as a single operating segment is consistent with the financial information regularly reviewed by the chief operating decision maker for purposes of evaluating performance, allocating resources, setting incentive compensation targets, and planning and forecasting for future periods. Our chief operating decision maker is the Chief Executive Officer.

The accounting policies for our single operating segment are the same as those described in the summary of significant accounting policies. Our single operating segment incurs expenses from the development of TVGN 489, which is developed by our research and development department, designed to target various disease indications. The Company has not yet generated revenue in its operating history.

For the segment, the chief operating decision maker uses net loss, which is reported on the consolidated statements of operations as consolidated net income (loss), to allocate resources (including employees, property, and financial resources), predominantly during the annual budget and forecasting process. The chief operating decision maker also uses consolidated net loss, along with non-financial inputs and qualitative information, to evaluate our performance, establish compensation, monitor budget versus actual results, and decide the level of investment in our various research activities. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.